19. Property, Plant and Equipment (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Complexo EOL São Bento
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.11%
VR/VC-1	55.28%
VR/VC-1 (5% Variation)	50.63%
VR/VC-1 (10% Variation)	46.20%
Impairment Risk	R$ 0
Complexo EOL Brisa I
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.11%
VR/VC-1	37.47%
VR/VC-1 (5% Variation)	33.37%
VR/VC-1 (10% Variation)	29.70%
Impairment Risk	R$ 0
Complexo EOL Brisa II
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.11%
VR/VC-1	8.26%
VR/VC-1 (5% Variation)	4.32%
VR/VC-1 (10% Variation)	0.60%
Impairment Risk	R$ 0
Complexo EOL Voltalia
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.11%
VR/VC-1	0.95%
VR/VC-1 (5% Variation)	(1.99%)
VR/VC-1 (10% Variation)	(4.80%)
Impairment Risk	R$ 10,772 [1]
Foz do Areia | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	422.35%
VR/VC-1 (5% Variation)	416.91%
VR/VC-1 (10% Variation)	411.56%
Impairment Risk	R$ 0
Segredo | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	229.15%
VR/VC-1 (5% Variation)	222.11%
VR/VC-1 (10% Variation)	215.32%
Impairment Risk	R$ 0
Caxias | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	192.16%
VR/VC-1 (5% Variation)	185.52%
VR/VC-1 (10% Variation)	179.11%
Impairment Risk	R$ 0
Guaricana | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	63.71%
VR/VC-1 (5% Variation)	61.10%
VR/VC-1 (10% Variation)	58.55%
Impairment Risk	R$ 0
Chaminé | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	87.54%
VR/VC-1 (5% Variation)	84.92%
VR/VC-1 (10% Variation)	82.36%
Impairment Risk	R$ 0
Chopim I | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	149.27%
VR/VC-1 (5% Variation)	142.63%
VR/VC-1 (10% Variation)	136.28%
Impairment Risk	R$ 0
São Jorge | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	55.49%
VR/VC-1 (5% Variation)	53.29%
VR/VC-1 (10% Variation)	51.13%
Impairment Risk	R$ 0
Melissa | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	122.19%
VR/VC-1 (5% Variation)	116.80%
VR/VC-1 (10% Variation)	111.63%
Impairment Risk	R$ 0
Desvio do Rio Jordão | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	229.15%
VR/VC-1 (5% Variation)	222.11%
VR/VC-1 (10% Variation)	215.32%
Impairment Risk	R$ 0
Palmas | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	72.85%
VR/VC-1 (5% Variation)	67.51%
VR/VC-1 (10% Variation)	62.44%
Impairment Risk	R$ 0
Elejor | Hydric Assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.11%
VR/VC-1	172.07%
VR/VC-1 (5% Variation)	165.68%
VR/VC-1 (10% Variation)	159.59%
Impairment Risk	R$ 0

[1]	Impairment value of the Complex as a whole. The write-off of Copel's impairment loss consists only of the authorization rights on acquisition of R$10,772 thousand (balance at December 31, 2017).